Transmittal Letter
[Letterhead of John L. Thomas, Esq.]

September 8, 2008

U. S. Securities and Exchange Commission
100 F Street, NW
Washington, D.C.  20549

Re:	UHF Incorporated
Commission File No. 000-49729
Annual Report on Form 10-KSB/A-1

Dear Madam or Sir:

On behalf of my client, UHF Incorporated (the “Company”), enclosed for filing is my clients’ amended Annual Report on Form 10-KSB/A-1 (the “Report”).
.
My client has responded to the staff comments contained in a letter dated August 22, 2008, as follows:
 Comment 1. The disclosure in Item 8A of the Report has been amended to disclosure that the Company’s control over financial reporting was not effective on account of the Company’s failure to include a report on internal control over financial reporting in its annual report.;
Comment 2. The comment has been complied with by amending Item 8A in the Report as set forth in the response to Comment 1 and to comply with the requirements set forth in Item 308T(a) (1) through (a) (4) of Regulation S-B;
Comment 3. The Company has disclosed in Item 8A of the Report what changes it has instituted to ensure the deficiency in its internal control over financial; reporting is addressed;
Comment 4. The comment has been complied with by revising the Section 302 certification found in Exhibit 31.1 of the Report to conform to the requirements in Item 601(b) (31) of Regulation S-K;
Comment 5. The comment has been complied with by revising the date in Exhibit 32.1 of the Report to the year 2007, and
Comment 6. The comment has been complied with by providing a letter with this filing from the Company’s Chief executive Officer providing the acknowledgments requested.

All communications regarding the filing may be directed to the undersigned at
 (856) 234.0960.

Very Truly Yours,
/s/ John L. Thomas
encl.